Impairment of intangible assets and property, plant and equipment - Summary of Net Impairment Losses of Other Intangible Assets (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		€ 2,241	€ 265	€ 932
Other intangible assets | Biopharma (operating segment)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		225
Other intangible assets | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		56	(167)	0
Other intangible assets | Research and development projects and technology platforms
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	[1],[2],[3]	2,185	415	896
Other intangible assets | Others
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		0	17	36
Research and development projects and technology platforms | NK Cell and ProXTen technology platforms
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)				833
Research and development projects and technology platforms | Biopharma (operating segment)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)			640
Research and development projects and technology platforms | Tolebrutinib
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		522
Marketed products | Enjaymo
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal amount			167
Clinical Study | Biopharma (operating segment)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		239	239
Biopharma (operating segment) | Other intangible assets | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	[4]	€ 56	€ (167)	€ 0

[1]	(b) For 2025, this amount primarily comprises a €1,663 million impairment loss recognized on tolebrutinib, a drug candidate in the registration phase targeting multiple sclerosis, reflecting the reduced probability of approval arising from the negative PERSEUS Phase 3 study results in Primary
Progressive Multiple Sclerosis (PPMS) and the recent interactions with the FDA and EMA on Secondary Progressive Multiple Sclerosis (SPMS). Other
impairment losses amounting to €522 million were also recorded against various other research and development projects.

[2]	(c)For 2024, the net impairment loss of €415 million comprises (i) impairment losses of €640 million against various research and development projects
(including a €239 million loss resulting from the decision taken in February 2025 to discontinue a Phase 3 clinical study investigating of a vaccine candidate to prevent invasive E.coli disease) and (ii) an impairment reversal of €225 million recognized in connection with the disposal of the ProXTen technology platform.

[3]	(d)For 2023, this amount mainly comprises an impairment loss of €833 million, reflecting the impact of the strategic decision to de-prioritize certain R&D programs, in particular those related to the NK Cell and ProXTen technology platforms.

[4]	(a) For 2024, this comprises a reversal of €167 million in connection with the disposal of Enjaymo.